Subsequent events (Details Narrative) - KRW (₩) ₩ / shares in Units, ₩ in Thousands		1 Months Ended
	Jan. 07, 2026	Apr. 29, 2026	Mar. 31, 2026	Mar. 25, 2026	Jan. 31, 2026	Jan. 26, 2026	Jan. 22, 2026	May 07, 2026	Mar. 23, 2026	Mar. 11, 2026	Feb. 27, 2026	Dec. 31, 2025	Jan. 02, 2025	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Subsequent Events
Controlling interest						55.00%				42.25%
Total initial consideration						₩ 3,000,000				₩ 15,000,337
Initial consideration shares						2,633,753				5,864,088
Share price						₩ 2.50
Short-term borrowing								₩ 441,000	₩ 690,000		₩ 1,000,000	₩ 52,588,751	₩ 3,073,317	₩ 16,962,194	₩ 19,871,510	₩ 19,972,132
Interest rate								2.36%	12.63%		9.438%
Notice from the Nasdaq Stock Market description	Company received a notice from The Nasdaq Stock Market LLC indicating that it did not meet the minimum bid price requirement of $1.00 per share for the period from November 20, 2025 to January 6, 2026. The Company was provided a compliance period of 180 calendar days, expiring on July 6, 2026, to regain compliance. If the Company does not regain compliance within this period, it may be eligible for an additional compliance period of 180 calendar days, subject to meeting applicable listing requirements.						Company received a notice from The Nasdaq Stock Market LLC indicating that its market value of listed securities was below $50,000,000 for the period from November 25, 2025 to January 20, 2026. The Company was provided a compliance period of 180 calendar days, expiring on July 21, 2026. On February 18, 2026, the Company received confirmation that its market value of listed securities was at least $50,000,000 for the period from January 20, 2026 to February 17, 2026, and the matter was closed.
Common shares conversion			1,952,662		966,639
Loan agreement description				Company entered into the loan agreement with Hana Bank in the amount of Korean Won 5,000,000 thousand, bearing interest at a variable annual rate equal to three-month Certificate of Deposit plus 2.396%. This borrowing is collateralized by 65,000 common shares of Playverse and 5,864,088 common shares of Hansol Inticube.
Security purchase agreement description		Company entered into the amendment to Security Purchase Agreement. Pursuant to the agreement, the Company liquidated 88 Bitcoins and repaid part of Convertible notes issued to Anson Investments Master Fund LP and Anson East Master Fund LP. As a result of the liquidation, $6,952,000 was recovered and total loss of $2,863,108 incurred due to the investment in Bitcoins. It was also agreed that Proceeds from sale of additional securities should be used not only for the purchase of Digital Assets but for investments in AI infrastructure assets.